NET (LOSS) EARNINGS PER SHARE - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - DSS holding - shares	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Common shares outstanding, basic:
Weighted-average common shares outstanding, basic	27,165,696	27,165,696	27,165,696
Common shares outstanding, diluted:
Weighted-average common shares outstanding, basic	27,165,696	27,165,696	27,165,696
Weighted-average common shares outstanding, diluted	27,165,696	27,165,696	27,165,696